Impairment of Securities	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Text Block [Abstract]
Impairment of Securities

10. IMPAIRMENT OF SECURITIES

The following two tables summarize the fair values and gross unrealized losses within the available for sale and held to maturity portfolios at December 31, 2014 and June 30, 2014. The gross unrealized losses, presented by security type, represent temporary impairments of value within each portfolio as of the dates presented. Temporary impairments within the available for sale portfolio have been recognized through other comprehensive income as reductions in stockholders’ equity on a tax-effected basis.

The tables are followed by a discussion that summarizes the Company’s rationale for recognizing certain impairments as “temporary” versus those identified as “other-than-temporary”. Such rationale is presented by investment type and generally applies consistently to both the “available for sale” and “held to maturity” portfolios, except where specifically noted.

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Available for Sale:
U.S. agency securities	$1,570	$8	$856	$5	$2,426	$13
Obligations of state and political subdivisions	656	2	11,952	217	12,608	219
Asset-backed securities	—	—	30,121	202	30,121	202
Collateralized loan obligations	126,309	2,299	—	—	126,309	2,299
Corporate bonds	43,814	203	54,178	876	97,992	1,079
Trust preferred securities	—	—	6,800	1,091	6,800	1,091
Collateralized mortgage obligations	26,739	222	47,010	1,456	73,749	1,678
Residential pass-through securities	43,435	306	75,149	840	118,584	1,146

Total	$242,523	$3,040	$226,066	$4,687	$468,589	$7,727

	June 30, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Available for Sale:
U.S. agency securities	$826	$1	$84	$1	$910	$2
Obligations of state and political subdivisions	946	3	23,140	770	24,086	773
Asset-backed securities	28,404	630	25,169	197	53,573	827
Collateralized loan obligations	84,705	270	24,829	247	109,534	517
Corporate bonds	19,790	210	53,811	1,249	73,601	1,459
Trust preferred securities	—	—	6,766	1,121	6,766	1,121
Collateralized mortgage obligations	21,806	219	50,028	1,515	71,834	1,734
Residential pass-through securities	—	—	123,666	2,765	123,666	2,765

Total	$156,477	$1,333	$307,493	$7,865	$463,970	$9,198

The number of available for sale securities with unrealized losses at December 31, 2014 totaled 95 and included five U.S. agency securities, 35 municipal obligations, four asset-backed securities, 20 collateralized loan obligations, nine corporate obligations, four trust preferred securities and 18 mortgage-backed securities comprising nine collateralized mortgage obligations and nine residential pass-through securities. The number of available for sale securities with unrealized losses at June 30, 2014 totaled 111 and included four U.S. agency securities, 63 municipal obligations, five asset-backed securities, 16 collateralized loan obligations, six corporate obligations, four trust preferred securities and 13 mortgage-backed securities comprising six collateralized mortgage obligations and seven residential pass-through securities.

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Held to Maturity:
At December 31, 2014
U.S. agency securities	$—	$—	$141,936	$1,394	$141,936	$1,394
Obligations of state and political subdivisions	13,964	66	30,580	658	44,544	724
Collateralized mortgage obligations	41	1	5	1	46	2
Commercial pass-through securities	13,077	203	24,105	414	37,182	617

Total	$27,082	$270	$196,626	$2,467	$223,708	$2,737

	June 30, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities Held to Maturity:
U.S. agency securities	$—	$—	$141,919	$1,408	$141,919	$1,408
Obligations of state and political subdivisions	5,808	36	57,056	1,519	62,864	1,555
Collateralized mortgage obligations	30	1	—	—	30	1
Residential pass-through securities	59,993	83	—	—	59,993	83
Commercial pass-through securities	56,234	230	96,937	1,812	153,171	2,042

Total	$122,065	$350	$295,912	$4,739	$417,977	$5,089

The number of held to maturity securities with unrealized losses at December 31, 2014 totaled 109 and included seven U.S. agency securities, 91 municipal obligations and 11 mortgage-backed securities comprising four collateralized mortgage obligations and seven commercial pass-through securities. The number of held to maturity securities with unrealized losses at June 30, 2014 totaled 198 and included seven U.S. agency securities, 137 municipal obligations and 54 mortgage-backed securities comprising three collateralized mortgage obligations, 26 residential pass-through securities and 25 commercial pass-through securities.

In general, if the fair value of a debt security is less than its amortized cost basis at the time of evaluation, the security is “impaired” and the impairment is to be evaluated to determine if it is other than temporary. The Company evaluates the impaired securities in its portfolio for possible other than temporary impairment (OTTI) on at least a quarterly basis. The following represents the circumstances under which an impaired security is determined to be other than temporarily impaired:

•	When the Company intends to sell the impaired debt security;

•	When the Company more likely than not will be required to sell the impaired debt security before recovery of its amortized cost (for example, whether liquidity requirements or contractual or regulatory obligations indicate that the security will be required to be sold before a forecasted recovery occurs); or

•	When an impaired debt security does not meet either of the two conditions above, but the Company does not expect to recover the entire amortized cost of the security. According to applicable accounting guidance for debt securities, this is generally when the present value of cash flows expected to be collected is less than the amortized cost of the security.

In the first two circumstances noted above, the amount of OTTI recognized in earnings is the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. In the third circumstance, however, the OTTI is to be separated into the amount representing the credit loss from the amount related to all other factors. The credit loss component is to be recognized in earnings while the non-credit loss component is to be recognized in other comprehensive income. In these cases, OTTI is generally predicated on an adverse change in cash flows (e.g. principal and/or interest payment deferrals or losses) versus those expected at the time of purchase. The absence of an adverse change in expected cash flows generally indicates that a security’s impairment is related to other “non-credit loss” factors and is thereby generally not recognized as OTTI.

The Company considers a variety of factors when determining whether a credit loss exists for an impaired security including, but not limited to:

•	The length of time and the extent (a percentage) to which the fair value has been less than the amortized cost basis;

•	Adverse conditions specifically related to the security, an industry, or a geographic area (e.g. changes in the financial condition of the issuer of the security, or in the case of an asset backed debt security, in the financial condition of the underlying loan obligors, including changes in technology or the discontinuance of a segment of the business that may affect the future earnings potential of the issuer or underlying loan obligors of the security or changes in the quality of the credit enhancement);

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security;

•	Actual or expected failure of the issuer of the security to make scheduled interest or principal payments;

•	Changes to the rating of the security by external rating agencies; and

•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

At December 31, 2014 and June 30, 2014, the Company held no securities on which credit-related OTTI had been recognized in earnings. The following discussion summarizes the Company’s rationale for recognizing the impairments reported in the tables above as “temporary” versus “other-than-temporary”. Such rationale is presented by investment type and generally applies consistently to both the available for sale and held to maturity portfolios, except where specifically noted.

Mortgage-backed Securities.

The carrying value of the Company’s mortgage-backed securities totaled $714.1 million at December 31, 2014 and comprised 52.7% of total investments and 20.1% of total assets as of that date. This category of securities primarily includes mortgage pass-through securities and collateralized mortgage obligations issued by U.S. government agencies and/or government-sponsored entities (“GSEs”) such as Ginnie Mae, Fannie Mae and Freddie Mac who guarantee the contractual cash flows associated with those securities. Those guarantees were strengthened during the 2008-2009 financial crisis at which time Fannie Mae and Freddie Mac were placed into receivership by the federal government. Through those actions, the U.S. government effectively reinforced the guarantees of their agencies thereby strengthening the creditworthiness of the mortgage-backed securities issued by those agencies.

With credit risk being reduced to negligible levels due primarily to the U.S. government’s support of most of these agencies, the unrealized losses on the Company’s investment in U.S. agency mortgage-backed securities are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s mortgage-backed securities, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are largely characterized by fixed interest rates or adjustable rates that lag the movement in market interest rates, generally decline and vice-versa.

Additionally, movements in market interest rates significantly impact the average lives of mortgage-backed securities by influencing the rate of principal prepayment attributable to refinancing activity. Changes in the expected average lives of such securities significantly impact their fair values due to the extension or contraction of the cash flows that an investor expects to receive over the life of the security. Generally, lower market interest rates prompt greater refinancing activity thereby shortening the average lives of mortgage-backed securities and vice-versa. The historically low mortgage rates prevalent in the marketplace during recent years created significant refinancing incentive for qualified borrowers.

Prepayment rates are also influenced by fluctuating real estate values and the overall availability of credit in the marketplace which significantly impacts the ability of borrowers to qualify for refinancing. The residential real estate marketplace in recent years has been characterized by diminished property values and reduced availability of credit due to tightening underwriting standards. As a consequence, the ability of certain borrowers to qualify for the refinancing of existing loans has been reduced while residential real estate purchase activity has been stifled. These factors have partially offset the effects of historically low interest rates on mortgage-backed security prepayment rates.

The market price of mortgage-backed securities, being the key measure of the fair value to an investor in such securities, is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s U.S. agency mortgage-backed securities, as described above, generally result from movements in market interest rates and changing real estate and financial market conditions which affect the supply and demand for such securities. Such market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at December 31, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Moreover, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its U.S. agency and GSE mortgage-backed securities with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

In addition to those mortgage-backed securities issued by U.S. agencies and GSEs, the Company held a nominal balance of non-agency mortgage-backed securities at December 31, 2014. Unlike agency and GSE mortgage-backed securities, non-agency collateralized mortgage obligations are not explicitly guaranteed by a U.S. government sponsored entity. Rather, such securities generally utilize the structure of the larger investment vehicle to reallocate credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying mortgage loans. The creditworthiness of certain tranches may also be further enhanced by additional credit insurance protection embedded within the terms of the total investment vehicle.

The fair values of the non-agency mortgage-backed securities are subject to many of the factors applicable to the agency securities that may result in “temporary” impairments in value. However, due to the lack of agency guaranty, the Company also monitors the general level of credit risk for each of its non-agency mortgage-backed securities based upon a variety of factors including, but not limited to, the ratings assigned to its specific tranches by one or more credit rating agencies, where available. As noted above, the level of such ratings and changes thereto, is one of several factors considered by the Company in identifying those securities that may be other-than-temporarily impaired.

The applicable securities generally maintained their credit-ratings at levels supporting the investment grade assessment by the Company. The Company has the stated ability and intent to “hold to maturity” those securities at December 31, 2014 and has further concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its non-agency mortgage-backed securities with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

U.S. Agency Debt Securities.

The carrying value of the Company’s U.S. agency debt securities totaled $152.1 million at December 31, 2014 and comprised 11.2% of total investments and 4.3% of total assets as of that date. Such securities included U.S. agency debentures and securitized pools of loans issued and fully guaranteed by the Small Business Administration (“SBA”), a U.S. government agency.

With credit risk being reduced to negligible levels due to the issuer’s guarantee, the unrealized losses on the Company’s investment in U.S. agency debentures are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s U.S. agency debentures, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are largely characterized by fixed interest rates, generally decline and vice-versa.

The market price of U.S. agency debentures is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s U.S. agency debentures, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at December 31, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its balance of U.S. agency securities with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Obligations of State and Political Subdivisions.

The carrying value of the Company’s securities representing obligations of state and political subdivisions totaled $103.1 million at December 31, 2014 and comprised 7.6% of total investments and 2.9% of total assets as of that date. Such securities include approximately $101.5 million of fixed-rate, bank-qualified securities representing general obligations of municipalities located within the U.S. or the obligations of their related entities such as boards of education or school districts. The portfolio also includes $1.6 million of non-rated bond anticipation notes (“BANs”) comprising five short-term obligations issued by a total of three New Jersey municipalities with whom the Company maintains or seeks to maintain deposit relationships. At December 31, 2014, the fair value of each of the Company’s BANs equaled or exceeded their respective carrying values resulting in no reported impairment on those securities as of that date.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its municipal obligations. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with municipal obligations whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At December 31, 2014, each of the Company’s impaired municipal obligations were consistently rated by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Financial Services (“S&P”) well above the thresholds that generally support the Company’s investment grade assessment with such ratings equaling “A” or higher by S&P and/or “A2” or higher by Moody’s, where rated by those agencies. In the absence of such ratings, the Company relies upon its own internal analysis of the issuer’s financial condition to validate its investment grade assessment.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in municipal obligations are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s municipal obligations, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are largely characterized by fixed interest rates, generally decline and vice-versa.

The market price of municipal obligations is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect investors’ assessment of an issuer’s creditworthiness and resulting expectations for timely and full repayment in accordance with the terms of the applicable security agreement. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s municipal obligations, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at December 31, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its balance of obligations of state and political subdivisions with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Asset-backed Securities.

The carrying value of the Company’s asset-backed securities totaled $88.6 million at December 31, 2014 and comprised 6.5% of total investments and 2.5% of total assets as of that date. This category of securities is comprised entirely of structured, floating-rate securities representing securitized federal education loans with 97% U.S. government guarantees. The securities represent tranches of a larger investment vehicle designed to reallocate credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying loans. The Company’s securities represent the highest credit-quality tranches within the overall structures with each being rated “AA+” by S&P at December 31, 2014.

With credit risk being reduced to nominal levels due to the guarantees and structural support noted above, the unrealized losses on the Company’s investment in asset-backed securities are due largely to the combined effects of several market-related factors, including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s asset-backed securities, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities generally decline and vice-versa. However, the floating-rate nature of the Company’s asset-backed securities greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of asset-backed securities is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s asset-backed securities, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of December 31, 2014. In light of the factors noted, the Company does not consider its balance of asset-backed securities with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Collateralized Loan Obligations.

The outstanding balance of the Company’s collateralized loan obligations totaled $126.3 million at December 31, 2014 and comprised 9.3% of total investments and 3.6% of total assets as of that date. This category of securities is comprised entirely of structured, floating-rate securities comprised of securitized commercial loans to large U.S. corporations. The Company’s securities represent tranches of a larger investment vehicle designed to reallocate cash flows and credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying loans.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its collateralized loan obligations. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with collateralized loan obligations whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At December 31, 2014, each of the Company’s impaired collateralized loan obligations were consistently rated by Moody’s and S&P well above the thresholds that generally support the Company’s investment grade assessment, with such ratings equaling “AA” or higher by S&P and “Aa2” or higher by Moody’s, where rated by those agencies.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in collateralized loan obligations are due largely to the combined effects of several market-related factors, including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s collateralized loan obligations, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities generally decline and vice-versa. However, the floating-rate nature of the Company’s collateralized loan obligations greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of collateralized loan obligations is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect the performance of the underlying collateral in conjunction with the resiliency of the security’s structural support as they affect investors’ expectations for timely and full repayment. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s collateralized loan obligations, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

During fiscal 2014, the Company sold certain collateralized loan obligations that it had identified as potentially ineligible investments under the terms of the “Volcker Rule” and related regulations enacted by regulatory agencies in conjunction with the ongoing implementation of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Such ineligibility was primarily based upon the actual composition of the securitized financial assets within the applicable securities.

At December 31, 2014, the Company’s entire portfolio of collateralized loan obligations remains compliant with the Volcker Rule in that regard. As such, the Company concluded that the possibility of being required to sell its collateralized loan obligations prior to their anticipated recovery is currently unlikely which is further reinforced by the overall strength of the Company’s liquidity, asset quality and capital position as of that date. Moreover, the Company does not otherwise intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost at December 31, 2014.

During the quarter ended December 31, 2014, the Company reviewed the underlying security agreements for each of its collateralized loan obligations to determine if the terms of such agreements could potentially allow for the inclusion of ineligible assets within the security’s structure in the future. To the extent the agreements contained such provisions and could or would not be modified by the issuer to ensure ongoing compliance with the Volcker Rule, the Bank sold such securities during the quarter ended December 31, 2014.

In light of the factors noted, the Company does not consider its balance of collateralized loan obligations with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Corporate Bonds.

The carrying value of the Company’s corporate bonds totaled $162.4 million at December 31, 2014 and comprised 12.0% of total investments and 4.6% of total assets as of that date. This category of securities is comprised entirely of floating-rate corporate debt obligations of large financial institutions.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its corporate bonds. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with corporate bonds whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At December 31, 2014, each of the Company’s impaired corporate bonds were consistently rated by Moody’s and S&P above the thresholds that generally support the Company’s investment grade assessment with such ratings equaling “A-” or higher by S&P and/or “Baa1” or higher by Moody’s, where rated by those agencies.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in corporate bonds are due largely to the combined effects of several market-related factors including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s corporate bonds, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities generally decline and vice-versa. However, the floating-rate nature of the Company’s corporate bonds greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of corporate bonds is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect investors’ assessment of an issuer’s creditworthiness and resulting expectations for timely and full repayment in accordance with the terms of the applicable security agreement. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s corporate bonds, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of December 31, 2014. In light of the factors noted, the Company does not consider its balance of corporate bonds with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Trust Preferred Securities.

The carrying value of the Company’s trust preferred securities totaled $7.8 million at December 31, 2014 and comprised less than one percent of total investments and total assets as of that date. The category comprises a total of five “single-issuer” (i.e. non-pooled) trust preferred securities, four of which are impaired as of December 31, 2014, that were originally issued by four separate financial institutions. As a result of bank mergers involving the issuers of these securities, the Company’s five trust preferred securities currently represent the de-facto obligations of three separate financial institutions.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where such ratings are available, in its evaluation of the impairment attributable to each of its trust preferred securities. The Company uses such ratings, in conjunction with other criteria, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with trust preferred securities whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s internal investment grade assessment of the security.

At December 31, 2014, the Company owned two securities at an amortized cost of $3.0 million that were consistently rated by Moody’s and S&P above the thresholds that generally support the Company’s investment grade assessment. The securities were originally issued through Chase Capital II and currently represent de facto obligations of JPMorgan Chase & Co.

The Company has attributed the unrealized losses on these securities to the combined effects of several market-related factors, including movements in market interest rates and general level of liquidity of such securities in the marketplace based on overall supply and demand.

With regard to interest rates, the Company’s impaired trust preferred securities are variable rate securities whose interest rates generally float with three-month LIBOR plus a margin. Based upon the historically low level of short-term market interest rates, the current yield on these securities is comparatively low. Consequently, the fair value of the securities, as determined based upon their market price, reflects the adverse effects of the historically low market interest rates at December 31, 2014.

More significantly, the market prices of the impaired trust preferred securities also currently reflect the effect of reduced demand for such securities in the current marketplace.

In addition to the securities noted above, the Company owned two additional trust preferred securities at an amortized cost of $4.9 million whose external credit ratings by both S&P and Moody’s fell below the thresholds that the Company normally associates with investment grade securities. The securities were originally issued through BankBoston Capital Trust IV and MBNA Capital Trust B and currently represent de-facto obligations of Bank of America Corporation.

The Company’s evaluation of the unrealized loss associated with these securities considered a variety of factors to determine if any portion of the impairment was credit-related at December 31, 2014. Factors generally considered in such evaluations included the financial strength and viability of the issuer and its parent company, the security’s historical performance through prior business and economic cycles, rating consistency or variability among rating companies, the security’s current and anticipated status regarding payment default or deferral of contractual payments to investors and the impact of these factors on the present value of the security’s expected future cash flows in relation to its amortized cost basis.

In its evaluation, the Company noted the overall financial strength and continuing expected viability of the issuing entity’s parent, particularly given their systemically critical role in the marketplace. The Company noted the security’s absence of historical defaults or payment deferrals throughout prior business cycles including the recent fiscal crisis that triggered the current economic weaknesses prevalent in the marketplace. Given these factors, the Company had no basis upon which to estimate an adverse change in the expected cash flows over the securities’ remaining terms to maturity.

In sum, the factors influencing the fair value of the Company’s trust preferred securities and the resulting impairment attributable to each generally resulted from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Such market conditions may generally fluctuate over time resulting in the securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value arising from these changing market conditions are both “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of December 31, 2014. In light of the factors noted, the Company does not consider its investments in trust preferred securities with unrealized losses at December 31, 2014 to be “other-than-temporarily” impaired as of that date.

Note 7 – Impairment of Securities

The following two tables summarize the fair values and gross unrealized losses within the available for sale and held to maturity portfolios. The gross unrealized losses, presented by security type, represent temporary impairments of value within each portfolio as of the dates presented. Temporary impairments within the available for sale portfolio have been recognized through other comprehensive income as reductions in stockholders’ equity on a tax-effected basis.

The tables are followed by a discussion that summarizes the Company’s rationale for recognizing certain impairments as “temporary” versus those identified as “other-than-temporary”. Such rationale is presented by investment type and generally applies consistently to both the “available for sale” and “held to maturity” portfolios, except where specifically noted.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)

Securities available for sale:
June 30, 2014:
U.S. agency securities	$826	$1	$84	$1	$910	$2
Obligations of state and political subdivisions	946	3	23,140	770	24,086	773
Asset-backed securities	28,404	630	25,169	197	53,573	827
Collateralized loan obligations	84,705	270	24,829	247	109,534	517
Corporate bonds	19,790	210	53,811	1,249	73,601	1,459
Trust preferred securities	—	—	6,766	1,121	6,766	1,121
Collateralized mortgage obligations	21,806	219	50,028	1,515	71,834	1,734
Residential pass-through securities	—	—	123,666	2,765	123,666	2,765

Total	$156,477	$1,333	$307,493	$7,865	$463,970	$9,198

June 30, 2013:
Obligations of state and political subdivisions	$25,307	$2,253	$—	$—	$25,307	$2,253
Asset-backed securities	19,675	620	—	—	19,675	620
Collateralized loan obligations	27,930	70	—	—	27,930	70
Corporate bonds	149,190	949	—	—	149,190	949
Trust preferred securities	—	—	6,324	1,554	6,324	1,554
Collateralized mortgage obligations	60,740	3,525	—	—	60,740	3,525
Residential pass-through securities	244,429	8,545	—	—	244,429	8,545
Commercial pass-through securities	89,695	4,494	—	—	89,695	4,494

Total	$616,966	$20,456	$6,324	$1,554	$623,290	$22,010

The number of available for sale securities with unrealized losses at June 30, 2014 totaled 111 and included four U.S. agency securities, 63 municipal obligations, five asset-backed securities, 16 collateralized loan obligations, six corporate obligations, four trust preferred securities, six collateralized mortgage obligations and seven residential pass-through securities. The number of available for sale securities with unrealized losses at June 30, 2013 totaled 153 and included 70 municipal obligations, two asset-backed securities, five collateralized loan obligations, 13 corporate obligations, four trust preferred securities, four collateralized mortgage obligations and 55 mortgage-backed securities comprising 38 residential pass-through securities and 17 commercial pass-through securities.

	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Securities held to maturity:
June 30, 2014:
U.S. agency securities	$—	$—	$141,919	$1,408	$141,919	$1,408
Obligations of state and political subdivisions	5,808	36	57,056	1,519	62,864	1,555
Collateralized mortgage obligations	30	1	—	—	30	1
Residential pass-through securities	59,993	83	—	—	59,993	83
Commercial pass-through securities	56,234	230	96,937	1,812	153,171	2,042

Total	$122,065	$350	$295,912	$4,739	$417,977	$5,089

June 30, 2013:
U.S. agency securities	$139,699	$3,622	$—	$—	$139,699	$3,622
Obligations of state and political subdivisions	59,109	4,083	—	—	59,109	4,083
Collateralized mortgage obligations	4	1	44	1	48	2
Commercial pass-through securities	90,935	4,716	—	—	90,935	4,716

Total	$289,747	$12,422	$44	$1	$289,791	$12,423

The number of held to maturity securities with unrealized losses at June 30, 2014 totaled 198 and included seven U.S. agency securities, 137 municipal obligations and 54 mortgage-backed securities comprising three collateralized mortgage obligations, 26 residential pass-through securities and 25 commercial pass-through securities. The number of held to maturity securities with unrealized losses at June 30, 2013 totaled 162 and included seven U.S. agency securities, 132 municipal obligations and 23 mortgage-backed securities comprising four collateralized mortgage obligations and 19 commercial pass-through securities.

In general, if the fair value of a debt security is less than its amortized cost basis at the time of evaluation, the security is “impaired” and the impairment is to be evaluated to determine if it is other than temporary. The Company evaluates the impaired securities in its portfolio for possible other than temporary impairment (OTTI) on at least a quarterly basis. The following represents the circumstances under which an impaired security is determined to be other than temporarily impaired:

•	When the Company intends to sell the impaired debt security;

•	When the Company more likely than not will be required to sell the impaired debt security before recovery of its amortized cost (for example, whether liquidity requirements or contractual or regulatory obligations indicate that the security will be required to be sold before a forecasted recovery occurs); or

•	When an impaired debt security does not meet either of the two conditions above, but the Company does not expect to recover the entire amortized cost of the security. According to applicable accounting guidance for debt securities, this is generally when the present value of cash flows expected to be collected is less than the amortized cost of the security.

In the first two circumstances noted above, the amount of OTTI recognized in earnings is the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. In the third circumstance, however, the OTTI is to be separated into the amount representing the credit loss from the amount related to all other factors. The credit loss component is to be recognized in earnings while the non-credit loss component is to be recognized in other comprehensive income. In these cases, OTTI is generally predicated on an adverse change in cash flows (e.g. principal and/or interest payment deferrals or losses) versus those expected at the time of purchase. The absence of an adverse change in expected cash flows generally indicates that a security’s impairment is related to other “non-credit loss” factors and is thereby generally not recognized as OTTI.

The Company considers a variety of factors when determining whether a credit loss exists for an impaired security including, but not limited to:

•	The length of time and the extent (a percentage) to which the fair value has been less than the amortized cost basis;

•	Adverse conditions specifically related to the security, an industry, or a geographic area (e.g. changes in the financial condition of the issuer of the security, or in the case of an asset backed debt security, in the financial condition of the underlying loan obligors, including changes in technology or the discontinuance of a segment of the business that may affect the future earnings potential of the issuer or underlying loan obligors of the security or changes in the quality of the credit enhancement);

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security;

•	Actual or expected failure of the issuer of the security to make scheduled interest or principal payments;

•	Changes to the rating of the security by external rating agencies; and

•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

At June 30, 2014 and June 30, 2013, the Company held no securities on which credit-related OTTI had been recognized in earnings. The following discussion summarizes the Company’s rationale for recognizing the impairments reported in the tables above as “temporary” versus “other-than-temporary”. Such rationale is presented by investment type and generally applies consistently to both the available for sale and held to maturity portfolios, except where specifically noted.

Mortgage-backed Securities.

The carrying value of the Company’s mortgage-backed securities totaled $732.9 million at June 30, 2014 and comprised 54.0% of total investments and 20.9% of total assets as of that date. This category of securities primarily includes mortgage pass-through securities and collateralized mortgage obligations issued by U.S. government agencies and/or government-sponsored entities (“GSEs”) such as Ginnie Mae, Fannie Mae and Freddie Mac who guarantee the contractual cash flows associated with those securities. Those guarantees were strengthened during the 2008-2009 financial crisis at which time Fannie Mae and Freddie Mac were placed into receivership by the federal government. Through those actions, the U.S. government effectively reinforced the guarantees of their agencies thereby strengthening the creditworthiness of the mortgage-backed securities issued by those agencies.

With credit risk being reduced to negligible levels due primarily to the U.S. government’s support of most of these agencies, the unrealized losses on the Company’s investment in U.S. agency mortgage-backed securities are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s mortgage-backed securities, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are generally characterized by fixed interest rates or adjustable rates that lag the movement in market interest rates, decline and vice-versa.

Additionally, movements in market interest rates significantly impact the average lives of mortgage-backed securities by influencing the rate of principal prepayment attributable to refinancing activity. Changes in the expected average lives of such securities significantly impact their fair values due to the extension or contraction of the cash flows that an investor expects to receive over the life of the security. Generally, lower market interest rates prompt greater refinancing activity thereby shortening the average lives of mortgage-backed securities and vice-versa. The historically low mortgage rates prevalent in the marketplace during recent years created significant refinancing incentive for qualified borrowers.

Prepayment rates are also influenced by fluctuating real estate values and the overall availability of credit in the marketplace which significantly impacts the ability of borrowers to qualify for refinancing. The residential real estate marketplace in recent years has been characterized by diminished property values and reduced availability of credit due to tightening underwriting standards. As a consequence, the ability of certain borrowers to qualify for the refinancing of existing loans has been reduced while residential real estate purchase activity has been stifled. These factors have partially offset the effects of historically low interest rates on mortgage-backed security prepayment rates.

The market price of mortgage-backed securities, being the key measure of the fair value to an investor in such securities, is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of a security decreases its price.

In sum, the factors influencing the fair value of the Company’s U.S. agency mortgage-backed securities, as described above, generally result from movements in market interest rates and changing real estate and financial market conditions which affect the supply and demand for such securities. Such market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at June 30, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Moreover, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its U.S. agency and GSE mortgage-backed securities with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

In addition to those mortgage-backed securities issued by U.S. agencies and GSEs, the Company held a nominal balance of non-agency mortgage-backed securities at June 30, 2014. Unlike agency and GSE mortgage-backed securities, non-agency collateralized mortgage obligations are not explicitly guaranteed by a U.S. government sponsored entity. Rather, such securities generally utilize the structure of the larger investment vehicle to reallocate credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying mortgage loans. The creditworthiness of certain tranches may also be further enhanced by additional credit insurance protection embedded within the terms of the total investment vehicle.

The fair values of the non-agency mortgage-backed securities are subject to many of the factors applicable to the agency securities that may result in “temporary” impairments in value. However, due to the lack of agency guaranty, the Company also monitors the general level of credit risk for each of its non-agency mortgage-backed securities based upon a variety of factors including, but not limited to, the ratings assigned to its specific tranches by one or more credit rating agencies, where available. As noted above, the level of such ratings and changes thereto, is one of several factors considered by the Company in identifying those securities that may be other-than-temporarily impaired.

The applicable securities generally maintained their credit-ratings at levels supporting the investment grade assessment by the Company. The Company has the stated ability and intent to “hold to maturity” those securities at June 30, 2014 and has further concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its non-agency mortgage-backed securities with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

U.S. Agency Debt Securities.

The carrying value of the Company’s U.S. agency debt securities totaled $148.6 million at June 30, 2014 and comprised 10.9% of total investments and 4.2% of total assets as of that date. Such securities included $144.3 million of fixed-rate U.S. agency debentures and $4.2 million of securities representing securitized pools of loans issued and fully guaranteed by the Small Business Administration (“SBA”), a U.S. government agency.

With credit risk being reduced to negligible levels due to the issuer’s guarantee, the unrealized losses on the Company’s investment in U.S. agency debentures are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s U.S. agency debentures, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are generally characterized by fixed interest rates, decline and vice-versa.

The market price of U.S. agency debentures is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s U.S. agency debentures, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at June 30, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its balance of U.S. agency securities with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

Obligations of State and Political Subdivisions.

The carrying value of the Company’s securities representing obligations of state and political subdivisions totaled $98.8 million at June 30, 2014 and comprised 7.3% of total investments and 2.8% of total assets as of that date. Such securities include approximately $95.7 million of fixed-rate, bank-qualified securities representing general obligations of municipalities located within the U.S. or the obligations of their related entities such as boards of education or school districts. The portfolio also includes $3.1 million of non-rated bond anticipation notes (“BANs”) comprising seven short-term obligations issued by a total of four New Jersey municipalities with whom the Company maintains or seeks to maintain deposit relationships. At June 30, 2014, the fair value of each of the Company’s BANs equaled or exceeded their respective carrying values resulting in no reported impairment on those securities as of that date.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its municipal obligations. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with municipal obligations whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At June 30, 2014, each of the Company’s impaired municipal obligations were consistently rated by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Financial Services (“S&P”) well above the thresholds that generally support the Company’s investment grade assessment with such ratings equaling “A” or higher by S&P and/or “A1” or higher by Moody’s, where rated by those agencies. In the absence of such ratings, the Company relies upon its own internal analysis of the issuer’s financial condition to validate its investment grade assessment.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in municipal obligations are due largely to the combined effects of several market-related factors including, most notably, changes in market interest rates. In general, the fair value of certain debt securities, including the Company’s municipal obligations, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities, which are generally characterized by fixed interest rates, decline and vice-versa.

The market price of municipal obligations is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect investors’ assessment of an issuer’s creditworthiness and resulting expectations for timely and full repayment in accordance with the terms of the applicable security agreement. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s municipal obligations, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company has the stated ability and intent to “hold to maturity” those securities so designated at June 30, 2014 and does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of that date. In light of the factors noted, the Company does not consider its balance of obligations of state and political subdivisions with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

Asset-backed Securities.

The carrying value of the Company’s asset-backed securities totaled $87.3 million at June 30, 2014 and comprised 6.4% of total investments and 2.5% of total assets as of that date. This category of securities is comprised entirely of structured, floating-rate securities representing securitized federal education loans with 97% U.S. government guarantees. The securities represent tranches of a larger investment vehicle designed to reallocate credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying loans. The Company’s securities represent the highest credit-quality tranches within the overall structures with each being rated “AA+” by S&P at June 30, 2014.

With credit risk being reduced to nominal levels due to the guarantees and structural support noted above, the unrealized losses on the Company’s investment in asset-backed securities are due largely to the combined effects of several market-related factors, including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s asset-backed securities, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities decline and vice-versa. However, the floating-rate nature of the Company’s asset-backed securities greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of asset-backed securities is also influenced by the overall supply and demand for such securities in the marketplace. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s asset-backed securities, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of June 30, 2014. In light of the factors noted, the Company does not consider its balance of asset-backed securities with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

Collateralized Loan Obligations.

The outstanding balance of the Company’s collateralized loan obligations totaled $119.6 million at June 30, 2014 and comprised 8.8% of total investments and 3.4% of total assets as of that date. This category of securities is comprised entirely of structured, floating-rate securities comprised of securitized commercial loans to large U.S. corporations. The Company’s securities represent tranches of a larger investment vehicle designed to reallocate cash flows and credit risk among the individual tranches comprised within that vehicle. Through this process, investors in different tranches are subject to varying degrees of risk that the cash flows of their tranche will be adversely impacted by borrowers defaulting on the underlying loans.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its collateralized loan obligations. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with collateralized loan obligations whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At June 30, 2014, each of the Company’s impaired collateralized loan obligations were consistently rated by Moody’s and S&P well above the thresholds that generally support the Company’s investment grade assessment, with such ratings equaling “AA” or higher by S&P and “Aa2” or higher by Moody’s, where rated by those agencies.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in collateralized loan obligations are due largely to the combined effects of several market-related factors, including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s collateralized loan obligations, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities decline and vice-versa. However, the floating-rate nature of the Company’s collateralized loan obligations greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of collateralized loan obligations is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect the performance of the underlying collateral in conjunction with the resiliency of the security’s structural support as they affect investors’ expectations for timely and full repayment. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s collateralized loan obligations, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. The Company evaluated its entire portfolio of collateralized loan obligations during the first half of fiscal 2014 and sold those securities that it identified as potentially ineligible investments under the terms of the “Volcker Rule” and related regulations enacted by regulatory agencies during the latter half of fiscal 2014 in conjunction with the ongoing implementation of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Company concluded that the possibility of being required to sell its current collateralized loan obligations prior to their anticipated recovery is unlikely based upon their eligibility under the terms of the Volcker Rule in conjunction with the overall strength of the Company’s liquidity, asset quality and capital position as of June 30, 2014.

In light of the factors noted, the Company does not consider its balance of collateralized loan obligations with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

Corporate Bonds.

The carrying value of the Company’s corporate bonds totaled $162.2 million at June 30, 2014 and comprised 12.0% of total investments and 4.6% of total assets as of that date. This category of securities is comprised entirely of floating-rate corporate debt obligations of large financial institutions.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where available, in its evaluation of the impairment attributable to each of its corporate bonds. The Company uses such ratings, in conjunction with the other criteria noted earlier, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with corporate bonds whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s periodic internal investment grade assessment of the security.

At June 30, 2014, each of the Company’s impaired corporate bonds were consistently rated by Moody’s and S&P above the thresholds that generally support the Company’s investment grade assessment with such ratings equaling “A-” or higher by S&P and/or “Baa1” or higher by Moody’s, where rated by those agencies.

Given the absence of any expectation for an adverse change in cash flows signifying a credit loss, the unrealized losses on the Company’s investment in corporate bonds are due largely to the combined effects of several market-related factors including changes in market interest rates and fluctuating demand for such securities in the marketplace. In general, the fair value of certain debt securities, including the Company’s corporate bonds, move inversely with changes in market interest rates. As market interest rates increase, the value of the securities decline and vice-versa. However, the floating-rate nature of the Company’s corporate bonds greatly reduces their sensitivity to such changes in market rates.

More significantly, the market price of corporate bonds is also influenced by the overall supply and demand for such securities in the marketplace. While these factors may generally reflect the level of available liquidity in the marketplace, demand for individual securities will specifically reflect investors’ assessment of an issuer’s creditworthiness and resulting expectations for timely and full repayment in accordance with the terms of the applicable security agreement. Absent other factors, an increase in the demand for, or a decrease in the supply of, a security increases its price. Conversely, a decrease in the demand for, or an increase in the supply of, a security decreases its price.

In sum, the factors influencing the fair value of the Company’s corporate bonds, as described above, generally result from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Those market conditions may fluctuate over time resulting in certain securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not necessarily reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value resulting directly from these changing market conditions are considered “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of June 30, 2014. In light of the factors noted, the Company does not consider its balance of corporate bonds with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.

Trust Preferred Securities.

The carrying value of the Company’s trust preferred securities totaled $7.8 million at June 30, 2014 and comprised less than one percent of total investments and total assets as of that date. The category comprises a total of five “single-issuer” (i.e. non-pooled) trust preferred securities, four of which are impaired as of June 30, 2014, that were originally issued by four separate financial institutions. As a result of bank mergers involving the issuers of these securities, the Company’s five trust preferred securities currently represent the de-facto obligations of three separate financial institutions.

As noted earlier, the Company considers the ratings assigned by one or more credit rating agencies, where such ratings are available, in its evaluation of the impairment attributable to each of its trust preferred securities. The Company uses such ratings, in conjunction with other criteria, to identify those securities whose impairments are potentially “credit-related” versus “noncredit-related”.

Unrealized losses associated with trust preferred securities whose credit ratings exceed certain internally defined thresholds are considered to be indicative of “noncredit-related” impairment given the nominal level of credit losses that would be expected based upon such ratings. That conclusion is generally reinforced, as appropriate, by additional internal analysis supporting the Company’s internal investment grade assessment of the security.

At June 30, 2014, the Company owned two securities at an amortized cost of $3.0 million that were consistently rated by Moody’s and S&P above the thresholds that generally support the Company’s investment grade assessment. The securities were originally issued through Chase Capital II and currently represent de-facto obligations of JPMorgan Chase & Co.

The Company has attributed the unrealized losses on these securities to the combined effects of several market-related factors, including movements in market interest rates and general level of liquidity of such securities in the marketplace based on overall supply and demand.

With regard to interest rates, the Company’s impaired trust preferred securities are variable rate securities whose interest rates generally float with three-month LIBOR plus a margin. Based upon the historically low level of short-term market interest rates, the current yield on these securities is comparatively low. Consequently, the fair value of the securities, as determined based upon their market price, reflects the adverse effects of the historically low market interest rates at June 30, 2014.

More significantly, the market prices of the impaired trust preferred securities also currently reflect the effect of reduced demand for such securities in the current marketplace. Additionally, such prices reflect the effects of increased supply arising from financial institutions selling such investments.

In addition to the securities noted above, the Company owned two additional trust preferred securities at an amortized cost of $4.9 million whose external credit ratings by both S&P and Moody’s fell below the thresholds that the Company normally associates with investment grade securities. The securities were originally issued through BankBoston Capital Trust IV and MBNA Capital B and currently represent de-facto obligations of Bank of America Corporation.

The Company’s evaluation of the unrealized loss associated with these securities considered a variety of factors to determine if any portion of the impairment was credit-related at June 30, 2014. Factors generally considered in such evaluations included the financial strength and viability of the issuer and its parent company, the security’s historical performance through prior business and economic cycles, rating consistency or variability among rating companies, the security’s current and anticipated status regarding payment default or deferral of contractual payments to investors and the impact of these factors on the present value of the security’s expected future cash flows in relation to its amortized cost basis.

In its evaluation, the Company noted the overall financial strength and continuing expected viability of the issuing entity’s parent, particularly given their systemically critical role in the marketplace. The Company noted the security’s absence of historical defaults or payment deferrals throughout prior business cycles including the recent fiscal crisis that triggered the current economic weaknesses prevalent in the marketplace. Given these factors, the Company had no basis upon which to estimate an adverse change in the expected cash flows over the securities’ remaining terms to maturity.

In sum, the factors influencing the fair value of the Company’s trust preferred securities and the resulting impairment attributable to each generally resulted from movements in market interest rates and changing market conditions which affect the supply and demand for such securities. Such market conditions may generally fluctuate over time resulting in the securities being impaired for periods in excess of 12 months. However, the longevity of such impairment is not reflective of an expectation for an adverse change in cash flows signifying a credit loss. Consequently, the impairments of value arising from these changing market conditions are both “noncredit-related” and “temporary” in nature.

Finally, the Company does not intend to sell the temporarily impaired available for sale securities prior to the recovery of their fair value to a level equal to or greater than the Company’s amortized cost. Furthermore, the Company has concluded that the possibility of being required to sell the securities prior to their anticipated recovery is unlikely based upon its strong liquidity, asset quality and capital position as of June 30, 2014. Moreover, as “single issuer” obligations, these securities fall outside the scope of the Volcker Rule discussed earlier that originally identified pooled trust preferred securities as potentially ineligible investments for banks. In light of the factors noted, the Company does not consider its investments in trust preferred securities with unrealized losses at June 30, 2014 to be “other-than-temporarily” impaired as of that date.